BANK LOANS - Short-term bank loans (Details)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
BANK LOANS
Total short-term bank loans	¥ 12,451,481	$ 1,717,138	¥ 10,000,000
Bank of Kunlun
BANK LOANS
Total short-term bank loans	950,000	131,010
Beijing Rural Commercial Bank
BANK LOANS
Total short-term bank loans			¥ 10,000,000
Industrial and Commercial Bank of China
BANK LOANS
Total short-term bank loans	10,000,000	1,379,064
China Construction Bank
BANK LOANS
Total short-term bank loans	¥ 1,501,481	$ 207,064